Offerings - Offering: 1	Sep. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 13,400,310.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,051.59
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price for shares of common stock, par value $0.001, of PGIM Private Real Estate Fund, Inc. The amount of filing fee is calculated at $153.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.